UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21187
PAX WORLD FUNDS TRUST II

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801

(Address of principal executive offices)	(Zip code)
Pax World Management LLC
30 Penhallow Street, Suite 400, Portsmouth, NH 03801
Attn.: Joseph Keefe

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-767-1729
Date of fiscal year end: December 31
Date of reporting period: 06/30/11
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Annual Report to Shareholders

June 30, 2011 SEMI-ANNUAL REPORT Pax MSCI North America Pax MSCI EAFE ESG Index ETF ESG Index ETF (NASI) (EAPS) The prospectus explains what you should know about the funds before you invest. Please read it carefully. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

For More Information

General Fund Information
888.729.3863
www.esgshares.com

Transfer Agent and
Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Investment Adviser
Pax World Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801

Letter to Shareholders
by Joseph Keefe, President & CEO

Dear fellow shareholders,

As I write, Congress and the White House have just concluded a fractious tug-of-war over raising the nation’s debt ceiling, which simply enables the United States to pay for obligations that it has already incurred, that is to say, money that has already been appropriated by Congress. National politicians actually took the country to the brink of default before recovering their senses.

The market registered its discontent with this partisan spectacle—and perhaps with the outcome (an agreement that essentially kicks the problem down the road)—a few days later by dropping 513 points in a single day. On the very next day, Standard & Poor’s, one of the three major rating agencies, downgraded the nation’s credit rating for the first time in history, lowering it from AAA to AA+. S&P stated that its move was a result of reduced confidence in the ability of our nation’s policy makers and political institutions to address our fiscal and economic challenges. Looking at Treasury yields, however, one can only conclude that investors and lenders have a higher degree of confidence in the nation’s credit standing than does S&P.

Moreover, the problems in Washington are not the sole and likely not the primary cause of market volatility—we have also had to contend with the European debt crisis, higher oil prices accompanying the Arab Spring, a cooling economy in China, and other challenges. On the domestic front, we still have high unemployment, continued foreclosures and depressed housing prices while consumers are still digging out of debt rather than stirring demand so that corporations, understandably, continue to sit on the largest cash balances in history. With the consumer on the sidelines and the U.S. government officially out of the stimulus business, it may be that we will continue to see tepid growth, at best, for an extended period of time.

There is no doubt that the failures of policy makers, the anemic economy at home and volatile markets abroad makes it more difficult for businesses to plan for the future, and more difficult for investors to make informed decisions about where to allocate their resources. That said, our job at Pax World is to find opportunities to protect and grow your capital and income—even in the most volatile of markets. It doesn’t get any easier but we work very hard to meet this challenge. And we are not panicked. To the contrary, we remain confident in the resilience of the U.S. economy and in the careful investment approach we deploy on behalf of our shareholders.

Suffice it to say that the first six months of the year proved to be a particularly challenging investment environment. A six-month snapshot can be deceiving in any market, however, particularly for a fund family such as ours that focuses on stable, long-term growth rather than trying to shoot the lights out every quarter. When we talk about Sustainable Investing, we’re not only referring to the inclusion of environmental, social and governance (ESG) factors in our investment approach but also about constructing durable investment portfolios that deliver long-term value. That is our investment philosophy, and we believe it remains the best approach for investors even though short-term trends, and blips, and jitters, can sometimes test our intestinal fortitude.

So, while we expect muted growth, at best, over the remainder of 2011, we are optimistic as always that an investment approach focused on identifying and investing in the most sustainable companies is the best strategy for our shareholders, and the right strategy for our times. In this regard, I should underscore as well that we continue to actively engage companies and policy makers on a range of issues that we hope will prod markets in the direction of better social, environmental and financial outcomes.

Finally, I cannot help but note that while the world has focused on sovereign debt crises in Europe and political and fiscal paralysis in Washington, tens of thousands of children have starved to death in the Horn of Africa in one of the worst droughts and famines in recent memory. At Pax, our Global Citizens Program allows shareholders to contribute all or a portion of their dividends and capital gains to support the work of Mercy Corps (www.mercycorps.org) and Women Thrive Worldwide (www.womenthrive.org), two organizations working to lift families out of poverty across the globe.* In these difficult times, it always bears remembering that there are many who are much less fortunate than us. May we resolve, amidst all of the daily hullabaloo in Washington and on Wall Street, not to mention our ubiquitous, increasingly banal, celebrity-saturated media, that we keep these the least of our brothers and sisters in our thoughts and in our prayers, and perhaps most importantly, in our charitable giving.

Peace.

Joseph F. Keefe

*	The Global Citizens Program is available to shareholders in Pax World Funds but not currently available to shareholders in ESG Managers Portfolios or ESG Shares ETFs.

June 30, 2011

Sustainable Investing
by Julie Fox Gorte, SVP for Sustainable Investment

Sustainability Update

The proxy season of 2011 was the busiest ever for Pax World. All told, we voted 1,601 proxies for 714 companies, voting with management 20% of the time and against management, or abstaining, 80% of the time on management proposals. We voted for shareholder proposals on company ballots in 80% of cases. While proxies may contain many individual proposals and many ballots are unique, a few factors stood out: we tended to vote against management primarily due to insufficient board diversity, when boards were classified (or not elected all at once), and when we believed that company executive compensation plans were overly generous or not well aligned with performance.

In 2011, we revised our proxy voting policies to strengthen standards for gender diversity on boards. Pax has always opposed slates of board candidates that included no women or minorities, and written letters to the companies explaining why. But we have also noted, as the percentage of women on boards has crept up—far too gradually—that far too many companies have adopted a minimalist approach to board diversity, checking off the box and considering their boards “diverse” if they include a single woman. Global figures from Governance Metrics International (GMI) show that among the approximately 4,200 companies GMI rates, the average board has ten people, only one of whom is a woman. Given the contributions women make to corporate governance, and the fact, borne out by many academic studies, that diverse groups do a better job of decision-making than homogeneous ones, the check-box approach smacks of tokenism and simply will not do. So, Pax amended its proxy voting policies to withhold votes from most director slates if they included fewer than two women. While this means that we routinely withhold votes from many board slates, we believe that it is important that companies begin hearing that gender diversity on their boards needs to be made a priority. During the height of the proxy season—from March through June—Pax withheld votes from or voted against boards at 264 companies for insufficient gender diversity, and 138 of those companies had only a single woman among the director candidates.

Pax World also engages in various forms of shareholder advocacy each year, and this year our advocacy focused on environmental and governance issues, and women’s empowerment. Pax joined with other investors several times to support environmental initiatives, ranging from support for stronger

June 30, 2011

Sustainability Update, continued

environmental standards (such as fuel economy, greenhouse gas regulation and support for clean energy) to better company disclosure of environmental impacts, including climate-related risks and opportunities, risks and opportunities related to the availability of water, and deforestation impacts of supply chains. Our governance advocacy focused on executive compensation—in particular, advocating for annual advisory votes on executive compensation in the US and Canada—and on companies’ board membership in industry associations that have opposed regulation of greenhouse gas emissions or clean energy standards.

On women’s empowerment, Pax continues to co-lead an initiative of the United Nations Principles for Responsible Investment focusing on board diversity, and this year we also launched our “Say No to All Male Boards” campaign, urging investors, mutual funds, and asset owners to withhold votes from all-male board slates and follow up with letters to companies explaining the reasons for those votes.

Investor advocacy for better environmental, social and governance performance and disclosure is something that rarely achieves results quickly, but over the long term often does. It was largely due to investor advocacy that US companies are now required to offer shareholders the ability to cast advisory votes on executive compensation, for example. Investor interest in board diversity provided the spark that led several countries (e.g., Great Britain, France, Germany, Spain, Norway, Australia and Italy) to undertake stronger measures to encourage or require gender diversity on corporate boards. This work, whether we do it alone or as part of investor coalitions, does make a difference over time, and we intend to keep doing it.

Pax MSCI North America ESG Index ETF

June 30, 2011

Commentary

The Pax MSCI North America ESG Index ETF (NASI) employs a passive management approach, seeking to track the performance of the MSCI North America ESG Index, a broadly diversified, sector-neutral index of American and Canadian companies with superior ESG performance as rated by MSCI ESG Research.

The Fund’s NAV return of 4.38% for the six-month period ended June 30, 2011 closely tracked the benchmark MSCI North America ESG Index return of 4.83%. During the period the health care, industrials and the energy sectors made the most positive contributions to performance. While most of the sectors contributed positively to performance, a notable laggard to the overall performance was information technology (18.03% average weight of the total sector during the period). Companies that contributed most positively to performance included IBM, a company that provides computer solutions through technology service, systems and software, which performed well despite the overall lagging performance of the information technology sector; Johnson and Johnson, a health care products company, also contributed positively to performance (3.20% and 2.71% respectively, average weights of total investments for the period). Companies that detracted most from performance included Cisco Systems, Inc., a networking and communications equipment company, and Google, Inc., a global internet search engine company (1.61% and 2.19%, respectively, average weights of total investments for the period).

The Fund described herein is indexed to an MSCI index. The Fund referred to herein is not sponsored, endorsed or promoted by MSCI or its affiliates, and MSCI and its affiliates bear no liability with respect to any such fund or any index on which such fund is based.

The MSCI North America ESG Index is designed to measure the performance of equity securities of issuers organized or operating in the United States and Canada that have high Environmental, Social and Governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually.

MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 9-point scale from AAA (highest) to C (lowest). Constituents of the MSCI EAFE Index having an ESG rating of B or above are eligible for inclusion in the Index.

Pax MSCI North America ESG Index ETF

June 30, 2011

Commentary, continued

The MSCI North America ESG Index includes or utilizes data, ratings, analysis, reports, analytics or other information or materials from MSCI’s ESG Research Group within Institutional Shareholder Services Inc., an indirect wholly-owned subsidiary of MSCI. The prospectus contains a more detailed description of the limited relationship MSCI has with Pax World Management LLC, ESG Shares and any related funds.

Pax MSCI North America ESG Index ETF

June 30, 2011

Portfolio Highlights

Returns—Period ended June 30, 2011

			Total Return
		One	Since
	YTD	Year	Inception[1]

NAV Return[2]	4.38%	26.42%	14.57%
Market Value Return[2]	4.04%	26.36%	14.60%

MSCI North America ESG Index[3]	4.83%	27.81%	15.41%

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Total returns for periods of less than one year have not been annualized.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions.

1The Fund’s inception date is May 18, 2010.

2The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

3The MSCI North America ESG Index is designed to measure the performance of equity securities of issuers organized or operating in North America that have high environmental, social and governance (ESG) ratings from MSCI, selected initially and adjusted annually by MSCI.

Pax MSCI North America ESG Index ETF

June 30, 2011

Portfolio Highlights, continued

Asset Allocation	Percent of Net Assets

Common Stocks	99.8%
Money Market Funds	0.1%
Other Assets & Liabilities	0.1%

Total Net Assets	100.0%

Top Ten Holdings

Company	Percent of Net Assets

IBM	3.1%
Johnson & Johnson	2.7%
Procter & Gamble Co.	2.6%
Oracle Corp.	1.9%
Google, Inc. (Class A)	1.9%
Intel Corp.	1.8%
PepsiCo, Inc.	1.6%
Merck & Co., Inc.	1.6%
McDonald’s Corp.	1.3%
Cisco Systems, Inc.	1.3%

Total	19.8%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Sector Diversification

Sector	Percent of Net Assets

Financials	17.1%
Information Technology	17.1%
Industrials	12.5%
Health Care	11.4%
Consumer Discretionary	11.1%
Consumer Staples	10.2%
Energy	9.8%
Materials	5.7%
Utilities	2.9%
Telecommunication Services	2.0%
Cash and cash equivalents plus other assets less liabilities	0.2%

Total	100.0%

Geographical Diversification

Country	Percent of Net Assets

United States	88.2%
Canada	11.7%
Other Assets & Liabilities	0.1%

Total	100.0%

Pax MSCI EAFE ESG Index ETF

June 30, 2011

Commentary

The Pax MSCI EAFE ESG Index ETF (EAPS) employs a passive management approach, seeking to track the performance of the MSCI EAFE ESG Index, which consists of companies operating in developed market countries around the world, excluding the U.S. and Canada, that have superior ESG performance as rated by MSCI ESG Research.

The Fund commenced operations on January 27, 2011. For the since inception period through June 30, 2011, the Fund’s NAV return was 0.66% versus the MSCI EAFE ESG Index return of 1.91%. During the period, country exposure to Japan, which is the largest country weighting in the ETF, was the largest detractor to performance. The tsunami and resulting nuclear crisis at the Fukushima Daiichi Nuclear Power Station significantly impacted shares of Japanese companies. Companies that detracted most from performance included Mitsui Fudosan Co., Ltd., a Japanese property development company, and Kubota Corp., a Japanese manufacturer of agricultural and construction equipment. Due to their heavier weightings than the index, both companies mentioned above created the majority of the tracking error versus the MSCI EAFE ESG Index (2.62% and 1.43%, respectively, average weights of total investments in the Fund versus 0.27% and 0.20%, respectively, average weights of the total investments in the index). On a positive note, Europe (45.28% average weight of total investments for the period), in general, was the largest positive contributor to performance. Companies that contributed most positively to performance included BASF SE, a world leading chemical company located in Germany, and GlaxoSmithKline PLC., one of the world’s leading research-based pharmaceutical and healthcare companies headquartered in the United Kingdom.

The Fund described herein is indexed to an MSCI index. The Fund referred to herein is not sponsored, endorsed or promoted by MSCI or its affiliates, and MSCI and its affiliates bear no liability with respect to any such fund or any index on which such fund is based.

The MSCI EAFE ESG Index is designed to measure the performance of equity securities of issuers organized or operating in the United States and Canada that have high Environmental, Social and Governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually.

MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 9-point scale from AAA (highest) to C (lowest). Constituents of the

Pax MSCI EAFE ESG Index ETF

June 30, 2011

Commentary, continued

MSCI EAFE Index having an ESG rating of B or above are eligible for inclusion in the Index.

The MSCI EAFE ESG Index includes or utilizes data, ratings, analysis, reports, analytics or other information or materials from MSCI’s ESG Research Group within Institutional Shareholder Services Inc., an indirect wholly-owned subsidiary of MSCI. The prospectus contains a more detailed description of the limited relationship MSCI has with Pax World Management LLC, ESG Shares and any related funds.

Pax MSCI EAFE ESG Index ETF

June 30, 2011

Portfolio Highlights

Returns—Period ended June 30, 2011

		Total Return
	3 Month	Since Inception[1]

NAV Return[2]	1.22%	0.66%
Market Value Return[2]	0.00%	-0.24%

MSCI EAFE ESG Index[3]	1.70%	1.91%

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Total returns for periods of less than one year have not been annualized.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions.

1The Fund’s inception date is January 27, 2011.

2The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

3MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in Europe and the Asia Pacific region that have high environmental, social and governance (ESG) ratings from MSCI, selected initially and adjusted annually by MSCI.

Pax MSCI EAFE ESG Index ETF

June 30, 2011

Portfolio Highlights, continued

Asset Allocation	Percent of Net Assets

Common Stocks	95.4%
Money Market Funds	4.3%
Other Assets & Liabilities	0.3%

Total Net Assets	100.0%

Top Ten Holdings

Company	Percent of Net Assets

HSBC Holdings PLC	3.3%
Vodafone Group PLC	2.8%
Novartis AG	2.4%
GlaxoSmithKline PLC	2.3%
Roche Holding AG	2.2%
Banco Santander SA	2.0%
BASF SE	2.0%
Commonwealth Bank of Australia	1.8%
BG Group PLC	1.6%
Colruyt SA	1.5%

Total	21.9%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Sector Diversification

Sector	Percent of Net Assets

Financials	24.0%
Industrials	11.6%
Consumer Staples	10.8%
Consumer Discretionary	10.8%
Health Care	10.0%
Materials	9.2%
Energy	6.4%
Telecommunication Services	6.3%
Information Technology	3.2%
Utilities	3.1%
Cash and cash equivalents plus other assets less liabilities	4.6%

Total	100.0%

Pax MSCI EAFE ESG Index ETF

June 30, 2011

Portfolio Highlights, continued

Geographical Diversification

Country	Percent of Net Assets

Japan	22.0%
United Kingdom	19.9%
Australia	9.1%
Switzerland	8.3%
France	7.5%
Germany	5.9%
Spain	5.9%
Sweden	4.0%
Netherlands	2.2%
Belgium	2.1%
Denmark	1.7%
Italy	1.7%
Norway	1.2%
Finland	1.2%
Hong Kong	0.7%
Luxembourg	0.6%
New Zealand	0.5%
Greece	0.5%
Israel	0.4%
Short Term Investment	4.3%
Other Assets & Liabilities	0.3%

Total	100.0%

Pax World Funds Trusts II

June 30, 2011

Shareholder Expense Examples

Examples As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your fund shares and (2) ongoing costs, including management fees, and other Fund expenses. The examples that follow are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds. Transaction costs are not reflected. For more information, see the prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2011 and ending on June 30, 2011.

Actual Expenses The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you

Pax World Funds Trusts II

June 30, 2011

Shareholder Expense Examples, continued

determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized
	Account Value	Account Value	Expense	Expenses Paid
	(1/1/11)	(6/30/11)	Ratio	During Period[1]

Pax MSCI North America ESG Index ETF
Based on Actual Fund Return	$1,000	$1,043.80	0.50%	$2.53

Based on Hypothetical 5% Return	$1,000	$1,022.32	0.50%	$2.51

Pax MSCI EAFE ESG Index ETF[2]
Based on Actual Fund Return	$1,000	$1,006.60	0.55%	$2.34

Based on Hypothetical 5% Return	$1,000	$1,022.07	0.55%	$2.76

1 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period beginning on January 1, 2011 and ending on June 30, 2011).

2 Actual period is from January 27, 2011 (commencement of operations) to June 30, 2011. Hypothetical period is from January 1, 2011 to June 30, 2011.

Pax MSCI North America ESG Index ETF

June 30, 2011 (Unaudited)

Schedule of Investments

Security Description	Shares	Value

COMMON STOCKS: 99.8%

Consumer Discretionary: 11.1%
Advance Auto Parts, Inc.	54	$3,159
Autoliv, Inc.	58	4,550
AutoZone, Inc. (a)	17	5,012
Bed Bath & Beyond, Inc. (a)	166	9,689
Best Buy Co., Inc.	219	6,879
BorgWarner, Inc. (a)	73	5,898
Cablevision Systems Corp. (Class A)	139	5,033
Canadian Tire Corp., Ltd. (Class A)	51	3,337
CarMax, Inc. (a)	147	4,861
Chipotle Mexican Grill, Inc. (a)	21	6,472
Coach, Inc.	193	12,339
Darden Restaurants, Inc.	90	4,478
DeVry, Inc.	43	2,543
Discovery Communications, Inc. (Series A) (a)	90	3,686
Discovery Communications, Inc. (Series C) (a)	92	3,363
Ford Motor Co. (a)	2,307	31,814
GameStop Corp. (Class A) (a)	99	2,640
Genuine Parts Co.	103	5,603
Gildan Activewear, Inc.	75	2,643
Harley-Davidson, Inc.	154	6,309
Hasbro, Inc.	81	3,558
J.C. Penney Co., Inc.	116	4,007
Johnson Controls, Inc.	444	18,497
Kohl’s Corp.	181	9,052
Liberty Global, Inc. (Series A) (a)	74	3,333
Liberty Global, Inc. (Series C) (a)	70	2,989
Liberty Media Corp. – Interactive (Class A) (a)	373	6,255
Limited Brands, Inc.	181	6,959
Lowe’s Cos., Inc.	886	20,653
Macy’s, Inc.	277	8,100
Marriott International, Inc. (Class A)	192	6,814
Mattel, Inc.	228	6,268
McDonald’s Corp.	657	55,398
Mohawk Industries, Inc. (a)	38	2,280
Newell Rubbermaid, Inc.	190	2,998
NIKE, Inc. (Class B)	241	21,685
Nordstrom, Inc.	114	5,351
O’Reilly Automotive, Inc. (a)	93	6,092
PetSmart, Inc.	77	3,494
Ross Stores, Inc.	78	6,249
Staples, Inc.	473	7,473
Starbucks Corp.	488	19,271
Starwood Hotels & Resorts Worldwide, Inc.	126	7,061
Target Corp.	438	20,547
The Gap, Inc.	282	5,104
The TJX Cos., Inc.	259	13,605
The Washington Post Co. (Class B)	3	1,257
Thomson Reuters Corp.	247	9,274
Tiffany & Co.	78	6,125
Tim Hortons, Inc.	109	5,322
Time Warner Cable, Inc.	225	17,559
Urban Outfitters, Inc. (a)	86	2,421
V.F. Corp.	57	6,188
Virgin Media, Inc.	201	6,016
Whirlpool Corp.	50	4,066
Yellow Media, Inc.	338	841
Yum! Brands, Inc.	306	16,903

		479,373

Consumer Staples: 10.2%
Avon Products, Inc.	282	7,896
Campbell Soup Co.	131	4,526
Coca-Cola Enterprises, Inc.	216	6,303
Colgate-Palmolive Co.	324	28,321
ConAgra Foods, Inc.	285	7,356
Dr. Pepper Snapple Group, Inc.	147	6,164
Empire Co., Ltd.	18	1,043
General Mills, Inc.	416	15,483
Green Mountain Coffee Roasters, Inc. (a)	84	7,498
H.J. Heinz Co.	210	11,189
Hansen Natural Corp. (a)	49	3,967
Hormel Foods Corp.	96	2,862
Kellogg Co.	168	9,294
Kimberly-Clark Corp.	265	17,638
Kraft Foods, Inc. (Class A)	1,037	36,533
Loblaw Cos., Ltd.	73	2,948
McCormick & Co., Inc.	79	3,916
Mead Johnson Nutrition Co.	134	9,052
Metro, Inc. (Class A)	67	3,334
PepsiCo, Inc.	987	69,514
Procter & Gamble Co.	1,783	113,345
Ralcorp Holdings, Inc. (a)	36	3,117
Safeway, Inc.	241	5,632
Saputo, Inc.	93	4,485
Sara Lee Corp.	387	7,349
Sysco Corp.	381	11,880
The Clorox Co.	90	6,070
The Estee Lauder Cos., Inc. (Class A)	79	8,310
The J.M. Smucker Co.	78	5,962
The Kroger Co.	396	9,821
Viterra, Inc.	243	2,640
Whole Foods Market, Inc.	96	6,091

		439,539

Energy: 9.8%
Apache Corp.	250	30,848
ARC Resources, Ltd.	186	4,823
Bonavista Energy Corp.	87	2,577
Cabot Oil & Gas Corp.	69	4,575
Cameron International Corp. (a)	160	8,046
Cenovus Energy, Inc.	493	18,607
Chesapeake Energy Corp.	427	12,678
Cimarex Energy Co.	56	5,036
Concho Resources, Inc. (a)	64	5,878
Continental Resources, Inc. (a)	30	1,947
Crescent Point Energy Corp.	159	7,348
Denbury Resources, Inc. (a)	261	5,220

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI North America ESG Index ETF

June 30, 2011 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS, continued
Energy, continued
Devon Energy Corp.	265	$20,885
Diamond Offshore Drilling, Inc.	45	3,168
El Paso Corp.	461	9,312
Enbridge, Inc.	477	15,510
Enerplus Corp.	117	3,694
Ensco PLC, ADR	37	1,972
EOG Resources, Inc.	166	17,355
EQT Corp.	93	4,884
FMC Technologies, Inc. (a)	157	7,032
Hess Corp.	199	14,877
Kinder Morgan Management, LLC (a)(b)	55	3,607
Marathon Oil Corp.	465	24,496
National-Oilwell Varco, Inc.	276	21,586
Newfield Exploration Co. (a)	88	5,986
Nexen, Inc.	345	7,777
Noble Corp.	165	6,503
Noble Energy, Inc.	115	10,308
Pacific Rubiales Energy Corp.	166	4,449
Penn West Petroleum ,Ltd.	298	6,881
PetroBakken Energy, Ltd.(Class A)	55	755
Petrohawk Energy Corp. (a)	198	4,885
Pioneer Natural Resources Co.	69	6,180
Plains Exploration & Production Co. (a)	92	3,507
QEP Resources, Inc.	115	4,810
Range Resources Corp.	105	5,828
Southwestern Energy Co. (a)	228	9,777
Spectra Energy Corp.	424	11,622
Suncor Energy, Inc.	1,027	40,252
Sunoco, Inc.	79	3,295
Talisman Energy, Inc.	671	13,783
Ultra Petroleum Corp. (a)	100	4,580
Vermilion Energy, Inc.	55	2,908
Weatherford International, Ltd. (a)	486	9,113
Whiting Petroleum Corp. (a)	78	4,439

		423,599

Financials: 17.1%
ACE, Ltd.	219	14,415
AFLAC, Inc.	307	14,331
American Express Co.	708	36,604
Ameriprise Financial, Inc.	162	9,344
Annaly Capital Management, Inc. (c)	526	9,489
Arch Capital Group, Ltd. (a)	88	2,809
Assurant, Inc.	66	2,394
Axis Capital Holdings, Ltd.	73	2,260
Bank of Nova Scotia	705	42,470
BB&T Corp.	454	12,185
Berkshire Hathaway, Inc. (Class B) (a)	564	43,648
BlackRock, Inc.	60	11,509
Boston Properties, Inc. (c)	93	9,873
Capital One Financial Corp.	297	15,346
CB Richard Ellis Group, Inc. (Class A) (a)	190	4,771
Chubb Corp.	193	12,084
Cincinnati Financial Corp.	102	2,976
CME Group, Inc.	42	12,247
Comerica, Inc.	115	3,976
Discover Financial Services	357	9,550
Duke Realty Corp. (c)	165	2,312
Eaton Vance Corp.	77	2,328
Everest Re Group, Ltd.	36	2,943
Federal Realty Investment Trust (c)	40	3,407
Fifth Third Bancorp	601	7,663
Franklin Resources, Inc.	102	13,392
General Growth Properties, Inc. (c)	283	4,723
Genworth Financial, Inc. (Class A) (a)	321	3,300
HCP, Inc. (c)	262	9,613
Health Care REIT, Inc. (c)	112	5,872
Host Hotels & Resorts, Inc. (c)	445	7,543
Hudson City Bancorp, Inc.	310	2,539
Intercontinental Exchange, Inc. (a)	48	5,986
Invesco, Ltd.	301	7,043
Jefferies Group, Inc.	90	1,836
KeyCorp	622	5,181
Legg Mason, Inc.	94	3,079
Liberty Property Trust (c)	75	2,444
Lincoln National Corp.	207	5,897
M&T Bank Corp.	73	6,420
Marshall & Ilsley Corp.	346	2,758
New York Community Bancorp, Inc.	285	4,272
Northern Trust Corp.	142	6,526
NYSE Euronext	171	5,860
PartnerRe, Ltd.	42	2,892
People’s United Financial, Inc.	237	3,185
PNC Financial Services Group, Inc.	345	20,565
Principal Financial Group, Inc.	210	6,388
ProLogis, Inc. (c)	277	9,928
Prudential Financial, Inc.	316	20,094
Regency Centers Corp. (c)	54	2,374
Regions Financial Corp.	823	5,103
RenaissanceRe Holdings, Ltd.	35	2,448
Royal Bank of Canada	933	53,332
SEI Investments Co.	97	2,184
Simon Property Group, Inc. (c)	192	22,316
State Street Corp.	328	14,790
T. Rowe Price Group, Inc.	169	10,198
The Bank of New York Mellon Corp.	812	20,803
The Charles Schwab Corp.	669	11,005
The Macerich Co. (c)	85	4,548
The NASDAQ OMX Group, Inc. (a)	81	2,049
The Progressive Corp.	411	8,787
The Toronto-Dominion Bank	578	49,011
The Travelers Cos., Inc.	282	16,463
U.S. Bancorp	1,258	32,092
Ventas, Inc. (c)	106	5,587
Vornado Realty Trust (c)	108	10,063
W.R. Berkley Corp.	78	2,530
XL Group PLC	204	4,484

		738,437

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI North America ESG Index ETF

June 30, 2011 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS, continued
Financials, continued
Health Care: 11.4%
Abbott Laboratories	963	$50,673
Aetna, Inc.	252	11,111
Agilent Technologies, Inc. (a)	228	11,653
Allergan, Inc.	200	16,650
Baxter International, Inc.	379	22,623
Becton, Dickinson & Co.	145	12,495
Biogen Idec, Inc. (a)	150	16,038
Bristol-Myers Squibb Co.	1,114	32,262
CIGNA Corp.	177	9,103
Coventry Health Care, Inc. (a)	98	3,574
Gilead Sciences, Inc. (a)	520	21,533
Henry Schein, Inc. (a)	60	4,295
Humana, Inc.	111	8,940
Johnson & Johnson	1,740	115,745
Life Technologies Corp. (a)	118	6,144
Medco Health Solutions, Inc. (a)	265	14,978
Medtronic, Inc.	703	27,087
Merck & Co., Inc.	1,967	69,415
Patterson Cos., Inc.	64	2,105
Valeant Pharmaceuticals International, Inc.	189	9,828
Waters Corp. (a)	60	5,744
WellPoint, Inc.	246	19,377

		491,373

Industrials: 12.5%
3M Co.	442	41,924
AMETEK, Inc.	105	4,715
Avery Dennison Corp.	66	2,550
Bombardier, Inc. (Class B)	940	6,774
C.H. Robinson Worldwide, Inc.	108	8,515
CAE, Inc.	168	2,266
Canadian National Railway Co.	301	24,075
Canadian Pacific Railway, Ltd.	111	6,925
Caterpillar, Inc.	398	42,371
Cooper Industries PLC	108	6,444
CSX Corp.	729	19,114
Cummins, Inc.	123	12,729
Danaher Corp.	367	19,447
Deere & Co.	276	22,756
Delta Air Lines, Inc. (a)	409	3,751
Dover Corp.	122	8,272
Eaton Corp.	210	10,804
Emerson Electric Co.	493	27,731
Equifax, Inc.	81	2,812
Expeditors International Washington, Inc.	139	7,115
Fastenal Co.	183	6,586
FedEx Corp.	196	18,591
Finning International, Inc.	112	3,321
Fluor Corp.	115	7,436
Foster Wheeler AG (a)	82	2,491
IHS, Inc. (Class A) (a)	27	2,252
Illinois Tool Works, Inc.	294	16,608
Ingersoll-Rand PLC	216	9,809
Iron Mountain, Inc.	118	4,023
J.B. Hunt Transport Services, Inc.	63	2,967
Jacobs Engineering Group, Inc. (a)	83	3,590
Joy Global, Inc.	69	6,572
Manpower, Inc.	54	2,897
Masco Corp.	235	2,827
Norfolk Southern Corp.	233	17,459
PACCAR, Inc.	216	11,035
Pall Corp.	75	4,217
Parker Hannifin Corp.	106	9,512
Pentair, Inc.	64	2,583
Pitney Bowes, Inc.	133	3,058
Precision Castparts Corp.	94	15,477
Quanta Services, Inc. (a)	138	2,788
R.R. Donnelley & Sons Co.	135	2,647
Ritchie Bros Auctioneers, Inc.	63	1,735
Robert Half International, Inc.	91	2,460
Rockwell Automation, Inc.	93	8,069
Rockwell Collins, Inc.	102	6,292
Roper Industries, Inc.	63	5,248
Southwest Airlines Co.	388	4,431
The Dun & Bradstreet Corp.	33	2,493
Tyco International, Ltd.	310	15,323
United Parcel Service, Inc. (Class B)	481	35,079
W.W. Grainger, Inc.	39	5,992
Waste Management, Inc.	295	10,995

		537,953

Information Technology: 17.1%
Accenture PLC (Class A)	420	25,376
Adobe Systems, Inc. (a)	331	10,410
Advanced Micro Devices, Inc. (a)	381	2,663
Analog Devices, Inc.	196	7,672
Applied Materials, Inc.	863	11,228
Autodesk, Inc. (a)	150	5,790
CA, Inc.	267	6,098
CGI Group, Inc. (Class A) (a)	154	3,802
Cisco Systems, Inc.	3,517	54,900
Cognizant Technology Solutions Corp. (Class A) (a)	199	14,595
Dell, Inc. (a)	1,136	18,937
EMC Corp. (a)	1,353	37,275
Flextronics International, Ltd. (a)	498	3,197
Google, Inc. (Class A) (a)	159	80,515
Hewlett-Packard Co.	1,373	49,977
IBM	778	133,466
Intel Corp.	3,470	76,895
Intuit, Inc. (a)	193	10,009
Motorola Mobility Holdings, Inc. (a)	183	4,033
Motorola Solutions, Inc. (a)	198	9,116
NVIDIA Corp. (a)	381	6,071
Open Text Corp. (a)	37	2,372
Oracle Corp.	2,564	84,381
Research In Motion, Ltd. (a)	309	8,933
Salesforce.com, Inc. (a)	81	12,067
Symantec Corp. (a)	499	9,840
Texas Instruments, Inc.	767	25,181

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI North America ESG Index ETF

June 30, 2011 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS, continued
Information Technology, continued
Xerox Corp.	916	$9,536
Yahoo!, Inc. (a)	814	12,243

		736,578

Materials: 5.7%
Agnico-Eagle Mines, Ltd.	111	7,018
Agrium, Inc.	103	9,045
Air Products & Chemicals, Inc.	141	13,477
Airgas, Inc.	52	3,642
Alcoa, Inc.	695	11,023
Allegheny Technologies, Inc.	66	4,189
Ball Corp.	110	4,231
Celanese Corp. (Series A)	102	5,438
Cliffs Natural Resources, Inc.	91	8,413
Crown Holdings, Inc. (a)	102	3,960
Eastman Chemical Co.	46	4,695
Ecolab, Inc.	153	8,626
Franco-Nevada Corp.	82	3,061
Inmet Mining Corp.	34	2,447
International Flavors & Fragrances, Inc.	52	3,340
International Paper Co.	273	8,141
Kinross Gold Corp.	742	11,717
Lubrizol Corp.	42	5,639
LyondellBasell Industries NV (Class A)	186	7,165
Martin Marietta Materials, Inc.	30	2,399
MeadWestvaco Corp.	110	3,664
Nucor Corp.	207	8,532
Osisko Mining Corp. (a)	225	3,497
Owens-Illinois, Inc. (a)	107	2,762
Potash Corp. of Saskatchewan, Inc.	559	31,925
Praxair, Inc.	198	21,461
Rock-Tenn Co. (Class A)	45	2,985
Sealed Air Corp.	105	2,498
Sigma-Aldrich Corp.	80	5,870
Teck Resources, Ltd. (Class B)	381	19,365
United States Steel Corp.	94	4,328
Vulcan Materials Co.	84	3,236
Yamana Gold, Inc.	485	5,662

		243,451

Telecommunication Services: 2.0%
American Tower Corp. (Class A) (a)	261	13,658
BCE, Inc.	163	6,392
CenturyLink, Inc.	393	15,889
Crown Castle International Corp. (a)	190	7,750
Frontier Communications Corp.	650	5,246
MetroPCS Communications, Inc. (a)	163	2,805
NII Holdings, Inc. (a)	111	4,704
Rogers Communications, Inc. (Class B)	276	10,929
SBA Communications Corp. (Class A) (a)	75	2,864
Sprint Nextel Corp. (a)	1,956	10,543
Windstream Corp.	330	4,277

		85,057

Utilities: 2.9%
Alliant Energy Corp.	72	2,927
American Water Works Co., Inc.	114	3,357
Calpine Corp. (a)	204	3,290
Canadian Utilities, Ltd. (Class A)	57	3,311
CenterPoint Energy, Inc.	264	5,108
Consolidated Edison, Inc.	191	10,169
DTE Energy Co.	111	5,552
Integrys Energy Group, Inc.	51	2,644
MDU Resources Group, Inc.	123	2,767
NextEra Energy, Inc.	262	15,054
NiSource, Inc.	183	3,706
Northeast Utilities	115	4,045
NSTAR	68	3,127
Oneok, Inc.	66	4,885
Pepco Holdings, Inc.	147	2,886
PG&E Corp.	259	10,886
Pinnacle West Capital Corp.	71	3,165
PPL Corp.	370	10,297
SCANA Corp.	79	3,110
Sempra Energy	150	7,932
TransAlta Corp.	138	2,946
Wisconsin Energy Corp.	153	4,797
Xcel Energy, Inc.	316	7,679

		123,640

TOTAL COMMON STOCKS (Cost $3,860,184)		4,299,000

SHORT TERM INVESTMENT: 0.1%

MONEY MARKET FUND: 0.1%

SSgA Prime Money Market Fund
(Cost $2,635)	2,635	2,635

TOTAL INVESTMENTS: 99.9% (Cost $3,862,819)		4,301,635

OTHER ASSETS & LIABILITIES: 0.1%		5,510

NET ASSETS: 100.0%		$4,307,145

(a) Non-income producing security.
(b) Limited Partnership
(c) REIT = Real Estate Investment Trust
   ADR — American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI EAFE ESG Index ETF

June 30, 2011 (Unaudited)

Schedule of Investments

Security Description	Shares	Value

COMMON STOCKS: 95.4%

Australia: 9.1%
Australia & New Zealand Banking Group, Ltd.	1,320	$31,147
BlueScope Steel, Ltd.	2,476	3,200
Commonwealth Bank of Australia	781	43,810
Fortescue Metals Group, Ltd.	606	4,127
GPT Group (a)	2,470	8,371
Macarthur Coal, Ltd.	197	2,314
Mirvac Group (a)	5,926	7,945
National Australia Bank, Ltd.	1,278	35,118
Newcrest Mining, Ltd.	433	17,513
Origin Energy, Ltd.	583	9,873
OZ Minerals, Ltd.	300	4,247
Westpac Banking Corp.	1,522	36,338
Woolworths, Ltd.	690	20,537

		224,540

Belgium: 2.1%
Colruyt SA	756	37,823
Delhaize Group	196	14,694

		52,517

Denmark: 1.7%
Danske Bank A/S (b)	496	9,186
Novo Nordisk A/S (Class B)	236	29,618
Vestas Wind Systems A/S (b)	168	3,903

		42,707

Finland: 1.2%
Nokia OYJ	1,884	12,212
Stora Enso OYJ (R Shares)	606	6,358
UPM-Kymmene OYJ	548	10,021

		28,591

France: 7.5%
Carrefour SA (b)	370	15,195
CGG: Veritasv(b)	242	8,914
Compagnie de Saint-Gobain	318	20,593
Danone SA	348	25,964
France Telecom SA	968	20,586
L’Oreal SA	184	23,897
Renault SA	70	4,150
Schneider Electric SA	150	25,059
Societe BIC SA	168	16,235
Technip SA	160	17,154
Veolia Environnement SA	293	8,264

		186,011

Germany: 5.9%
BASF SE	498	48,797
Bayerische Motoren Werke AG	206	20,556
Deutsche Boerse AG	114	8,663
Deutsche Post AG	728	13,988
HeidelbergCement AG	19	1,213
Hochtief AG	92	7,685
K+S AG	160	12,297
Metro AG	144	8,727
Volkswagen AG Preference Shares	86	17,753
Wacker Chemie AG	34	7,351

		147,030

Greece: 0.5%
Coca Cola Hellenic Bottling Co. SA (b)	434	11,656

Hong Kong: 0.7%
CLP Holdings, Ltd.	1,000	8,860
Hong Kong Exchanges and Clearing, Ltd.	10	210
Li & Fung, Ltd.	4,000	7,967

		17,037

Israel: 0.4%
Delek Group, Ltd.	10	2,238
Israel Chemicals, Ltd.	540	8,572

		10,810

Italy: 1.7%
ENI SpA	400	9,461
Intesa Sanpaolo SpA	6,014	16,012
UniCredit SpA	8,132	17,217

		42,690

Japan: 22.0%
Canon, Inc.	400	18,931
Central Japan Railway Co.	2	15,701
Chugai Pharmaceutical Co., Ltd.	600	9,808
Denso Corp.	200	7,408
East Japan Railway Co.	200	11,428
FANUC Corp.	100	16,620
Fuji Heavy Industries, Ltd.	2,000	15,452
Fujitsu, Ltd.	4,000	22,756
Hitachi Construction Machinery Co., Ltd.	400	8,914
Honda Motor Co., Ltd.	800	30,657
Isetan Mitsukoshi Holdings, Ltd.	400	3,900
Kao Corp.	400	10,484
KDDI Corp.	2	14,335
Komatsu, Ltd.	800	24,813
Konica Minolta Holdings, Inc.	2,000	16,620
Kubota Corp.	2,000	17,614
Mitsubishi Electric Corp.	2,000	23,104
Mitsubishi UFJ Financial Group, Inc.	6,200	30,035
Mitsubishi UFJ Lease & Finance Co., Ltd.	190	7,316
Mitsui Fudosan Co., Ltd.	1,000	17,117
Mizuho Financial Group, Inc.	10,400	17,052
Nippon Steel Corp.	2,000	6,459
Nissan Motor Co., Ltd.	1,800	18,826
Nomura Holdings, Inc.	2,200	10,822
NTT DoCoMo, Inc.	10	17,763
Panasonic Corp.	1,000	12,173
Santen Pharmaceutical Co., Ltd.	400	16,198
Shikoku Electric Power Co., Inc.	600	13,602
Shin-Etsu Chemical Co., Ltd.	200	10,670
Softbank Corp.	400	15,055

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI EAFE ESG Index ETF

June 30, 2011 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS, continued
Japan, continued
Sony Corp.	600	$15,778
Takashimaya Co., Ltd.	1,000	6,869
Takeda Pharmaceutical Co., Ltd.	400	18,459
The Chugoku Electric Power Co., Inc.	1,400	24,207
TonenGeneral Sekiyu K.K	1,000	12,273
Ube Industries, Ltd.	2,000	5,987

		545,206

Luxembourg: 0.6%
Tenaris SA	600	13,704

Netherlands: 2.2%
Akzo Nobel NV	210	13,247
ASML Holding NV	254	9,356
Unilever NV	938	30,748

		53,351

New Zealand: 0.5%
Auckland International Airport, Ltd.	7,403	13,647

Norway: 1.2%
Aker Solutions ASA	120	2,402
Norsk Hydro ASA	1,306	10,000
Telenor ASA	590	9,662
Yara International ASA	126	7,092

		29,156

Spain: 5.9%
Banco Santander SA	4,236	48,915
BBVA SA	2,410	28,274
Ferrovial SA	688	8,696
Iberdrola SA (b)	2,364	21,039
Industria de Diseno Textil SA	198	18,043
Repsol YPF SA	620	21,524

		146,491

Sweden: 4.0%
Hennes & Mauritz AB (Class B)	736	25,378
Modern Times Group AB (Class B)	104	6,868
Nordea Bank AB	2,102	22,598
Sandvik AB	700	12,273
Skandinaviska Enskilda Banken AB (Class A)	1,020	8,337
Swedbank AB (Class A)	604	10,151
Volvo AB (Class B)	830	14,500

		100,105

Switzerland: 8.3%
Compagnie Financiere Richemont SA	312	20,429
Novartis AG	988	60,520
Roche Holding AG	330	55,226
Swiss Reinsurrance Co., Ltd. (b)	130	7,300
Swisscom AG	20	9,170
Syngenta AG (b)	58	19,578
Wolseley PLC	290	9,458
Xstrata PLC	1,050	23,112

		204,793

United Kingdom: 19.9%
Associated British Foods PLC	684	11,889
Barclays PLC	3,077	12,665
BG Group PLC	1,796	40,758
Bunzl PLC	1,680	21,031
Burberry Group PLC	162	3,770
Cairn Energy PLC (b)	1,282	8,535
GlaxoSmithKline PLC	2,670	57,165
HSBC Holdings PLC	8,342	82,794
Lonmin PLC	220	5,130
Pearson PLC	1,731	32,671
Prudential PLC	1,713	19,795
Royal Bank of Scotland Group PLC (b)	9,738	6,011
RSA Insurance Group PLC	8,263	17,890
Standard Chartered PLC	1,248	32,809
Tesco PLC	4,702	30,337
Tullow Oil PLC	720	14,329
Unilever PLC	844	27,173
Vodafone Group PLC	25,988	68,946

		493,698

TOTAL COMMON STOCKS (Cost $2,371,665)		2,363,740

SHORT TERM INVESTMENT: 4.3%

UNITED STATES: 4.3%

MONEY MARKET FUND: 4.3%

SSgA Prime Money Market Fund
(Cost $107,663)	107,663	107,663

TOTAL INVESTMENTS: 99.7% (Cost $2,479,328)		2,471,403

OTHER ASSETS AND LIABILITIES: 0.3%		7,195

NET ASSETS: 100.0%		$2,478,598

(a) REIT = Real Estate Investment Trust
(b) Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI EAFE ESG Index ETF

June 30, 2011 (Unaudited)

Schedule of Investments, continued

Summary of Investments by Sector

		Percent of
Sector	Value	Net Assets

Consumer Discretionary	$268,650	10.8%
Consumer Staples	269,124	10.8%
Energy	158,927	6.4%
Financials	593,896	24.0%
Health Care	246,993	10.0%
Industrials	287,499	11.6%
Information Technology	79,875	3.2%
Materials	227,288	9.2%
Telecommunication Services	155,516	6.3%
Utilities	75,972	3.1%
Short Term Investments	107,663	4.3%
Other Assets and Liabilities (Net)	7,195	0.3%

Total Net Assets	$2,478,598	100.0%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax World Funds Trust II

June 30, 2011 (Unaudited)

Statements of Assets and Liabilities

	Pax MSCI
	North	Pax MSCI
	America ESG	EAFE ESG
	Index ETF	Index ETF

ASSETS
Investments, at value (Note B)	$4,301,635	$2,471,403
Cash	31	—
Receivable for investments sold	3,228	—
Receivable for foreign taxes recoverable	—	2,423
Dividends receivable (Note B)	5,769	9,519

Total Assets	4,310,663	2,483,345

LIABILITIES
Due to custodian	47	3,636
Payable for investments purchased	2,011	—
Accrued advisory fee (Note C)	1,460	1,111

Total Liabilities	3,518	4,747

NET ASSETS	$4,307,145	$2,478,598

NET ASSETS CONSIST OF:
Paid in capital	$3,885,589	$2,505,729
Undistributed (distribution in excess of) net investment income	2,770	666
Accumulated net realized gain (loss) on:
Investments and foreign currency transactions	(20,040)	(19,817)
Net unrealized appreciation (depreciation) of:
Investments	438,816	(7,925)
Foreign currency	10	(55)

NET ASSETS	$4,307,145	$2,478,598

NET ASSET VALUE PER SHARE
Net asset value per share	$28.71	$24.79

Outstanding beneficial interest shares (unlimited amount authorized, $0.01 par value)	150,000	100,000

COST OF INVESTMENTS:
Investments, at cost (Note B)	$3,862,819	$2,479,328

Foreign currency, at cost	$(47)	$(3,546)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax World Funds Trust II

For the Period Ended June 30, 2011 (Unaudited)

Statement of Operations

	Pax MSCI
	North	Pax MSCI
	America ESG	EAFE ESG
	Index ETF	Index ETF*

INVESTMENT INCOME
Dividend income	$29,672	$53,039
Foreign taxes withheld	(585)	(4,562)

Total Investment Income	29,087	48,477

EXPENSES
Advisory fee (Note C)	7,390	5,823

Total Expenses	7,390	5,823

Net Investment Income	21,697	42,654

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	17,653	(19,975)
Foreign currency transactions	15	158
Net change in unrealized appreciation (depreciation) on:
Investments	139,536	(7,925)
Foreign currency translation	4	(55)

Net realized and unrealized gain (loss) on investments and foreign currency	157,208	(27,797)

Net increase in net assets resulting from operations	$178,905	$14,857

* Commencement of operations — January 27, 2011.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax World Funds Trust II

Statement of Changes in Net Assets

			Pax MSCI
			EAFE ESG
	Pax MSCI North America ESG Index ETF		Index ETF
			For the
	Six Months	For the	Period
	Ended	Period	1/27/11*-
	6/30/11	5/18/10*-	6/30/11
	(Unaudited)	12/31/10	(Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,697	$26,729	$42,654
Net realized gain (loss) on investments and foreign currency transactions	17,668	(37,807)	(19,817)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	139,540	299,286	(7,980)

Net increase in net assets resulting from operations	178,905	288,208	14,857

Distributions to shareholders from:
Net investment income	(19,065)	(26,492)	(41,988)

Total distributions to shareholders	(19,065)	(26,492)	(41,988)

From capital share transactions:
Proceeds from sale of shares sold	1,384,619	2,500,000	2,505,729
Cost of shares redeemed	—	(49,030)	—

Net increase (decrease) in net assets from capital share transactions	1,384,619	2,450,970	2,505,729

Net increase in net assets during the period	1,544,459	2,712,686	2,478,598
Net assets at beginning of period	2,762,686	50,000	—

Net assets end of period (1)	$4,307,145	$2,762,686	$2,478,598

(1) Including undistributed net investment income	$2,770	$138	$666

Shares of beneficial interest:
Shares sold	50,000	100,000	100,000
Shares issued to shareholders from reinvestment of distributions	—	—	—
Shares redeemed	—	(2,000)	—

Net increase (decrease) in shares outstanding	50,000	98,000	100,000

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax World Funds Trust II

Financial Highlights
Selected data for a share outstanding throughout each period

	Pax MSCI North America
	ESG Index ETF
	Six Months	For the
	Ended	Period
	6/30/11	5/18/10*-
	(Unaudited)	12/31/10

Net asset value, beginning of period	$27.63	$25.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.27
Net realized and unrealized gain (loss)[2]	1.00	2.62

Total from investment operations	1.21	2.89

Distributions to shareholders from:
Net investment income	(0.13)	(0.26)

Total distributions	(0.13)	(0.26)

Net asset value, end of period	$28.71	$27.63

Total return[3]	4.38%	11.58%
Net assets, end of period (in 000’s)	$4,307	$2,763
Ratio of expenses to average net assets	0.50%[4]	0.50%[4]
Ratio of net investment income (loss) to average net assets	1.47%[4]	1.69%[4]
Portfolio turnover rate[5]	9%	30%

[1]	Based on average shares outstanding during the period.
[2]	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
[3]	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period, reinvestment of all dividends and distributions at net asset value during the period, and a sale at net asset value on the last day of the period. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
[4]	Annualized.
[5]	Portfolio turnover rate excludes the value of securities received or delivered from in kind processing of creations or redemptions of the Fund’s capital shares.

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax World Funds Trust II

Financial Highlights — (continued)
Selected data for a share outstanding throughout each period

Pax MSCI
EAFE ESG
Index ETF
For the
Period
1/27/11*-
6/30/11
(Unaudited)

Net asset value, beginning of period	$25.06

Income (loss) from investment operations:
Net investment income (loss)[1]	0.43
Net realized and unrealized gain (loss)[2]	(0.28)

Total from investment operations	0.15

Distributions to shareholders from:
Net investment income	(0.42)

Total distributions	(0.42)

Net asset value, end of period	$24.79

Total return[3]	0.66%
Net assets, end of period (in 000’s)	$2,479
Ratio of expenses to average net assets	0.55%[4]
Ratio of net investment income (loss) to average net assets	4.00%[4]
Portfolio turnover rate[5]	11%

[1]	Based on average shares outstanding during the period.
[2]	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
[3]	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period, reinvestment of all dividends and distributions at net asset value during the period, and a sale at net asset value on the last day of the period. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
[4]	Annualized.
[5]	Portfolio turnover rate excludes the value of securities received or delivered from in kind processing of creations or redemptions of the Fund’s capital shares.

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax World Funds Trust II

June 30, 2011 (Unaudited)

Notes to the Financial Statements

NOTE A—Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of June 30, 2011, the Trust offered two portfolios which represent series of beneficial interest in the Trust: the Pax MSCI North America ESG Index ETF and Pax MSCI EAFE ESG Index ETF (each referred to as a “Fund” or collectively as the “Funds”). The Funds commenced operations on May 18, 2010 and January 27, 2011, respectively and first listed on NYSE Arca, Inc. on May 19, 2010 and January 28, 2011, respectively. Each Fund operates as a non-diversified investment company. The Funds’ investment objectives are to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index and the MSCI EAFE ESG Index, respectively.

NOTE B—Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications and Guarantees Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Security Valuation The Funds investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or

Pax World Funds Trust II

June 30, 2011 (Unaudited)

last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases when available market quotations are deemed unreasonable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the board of trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ benchmark indexes, which, in turn, could result in a difference between the Funds’ performance and the performance of the Funds’ benchmark indexes.

Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Funds may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition

Pax World Funds Trust II

June 30, 2011 (Unaudited)

Notes to the Financial Statements, continued

of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Funds are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of foreign securities, rather than fair values determined as of the New York Stock Exchange (“NYSE”) Close to give effect to intervening changes in one or more indexes, is unlikely to result in material dilution of the interests of the Funds’ shareholders. Therefore, and in order to minimize tracking error relative to the respective index (which is based on local market closing prices), the Funds generally intend to use local market closing prices to value foreign securities, and may determine in the future to value foreign securities using a different methodology.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of each Fund’s shares may change on days when an investor is not able to purchase or redeem shares.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that

Pax World Funds Trust II

June 30, 2011 (Unaudited)

market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 —	quoted prices in active markets for identical investments

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

In addition to those noted above, investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the

Pax World Funds Trust II

June 30, 2011 (Unaudited)

Notes to the Financial Statements, continued

Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Utilization of inputs for such investments may result in transfers between Levels. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2011:

Pax MSCI North America
ESG Index ETF	Level One	Level Two	Level Three	Total

Common Stocks	$4,299,000	$—	$—	$4,299,000
Money Market Fund	2,635	—	—	2,635

Total	$4,301,635	$—	$—	$4,301,635

Pax EAFE MSCI ESG
Index ETF	Level One	Level Two	Level Three	Total

Common Stocks	$2,363,740	$—	$—	$2,363,740
Money Market Fund	107,663	—	—	107,663

Total	$2,471,403	$—	$—	$2,471,403

The Funds did not hold any Level 3 categorized securities during the period from December 31, 2010 through June 30, 2011.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Distributions to Shareholders Distributions to shareholders are recorded by the Funds on the ex-dividend date. The Funds expect to pay dividends of net investment income and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Expenses The Funds are charged a unified management fee that includes all the costs and expenses of the Funds (other than taxes, charges of governmental

Pax World Funds Trust II

June 30, 2011 (Unaudited)

agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Federal Income Taxes The Funds intend to elect to be treated and qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If each Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. The Funds expect to distribute all or substantially all of their income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Funds are treated as separate entities for U.S. Federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

NOTE C—Investment Advisory Fee and Transactions with Affiliated and Other Parties

The Trust has entered into an Investment Advisory Contract (the “Agreement”) with Pax World Management LLC (the “Adviser”). Pursuant to the terms of the agreement, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of each Fund in accordance with the Funds’ investment objectives, investment programs and policies.

Pursuant to the Agreement the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. Each Fund pays a unified

Pax World Funds Trust II

June 30, 2011 (Unaudited)

Notes to the Financial Statements, continued

management fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Annual Rate

Pax MSCI North America ESG Index ETF	0.50%
Pax EAFE MSCI ESG Index ETF	0.55%

Out of the management fee, the Adviser pays all expenses of managing and operating the Funds, except taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses.

NOTE D—Investment Information

At June 30, 2011, the Funds had in-kind contributions and in-kind redemptions as follows:

	Contributions	Redemptions

Pax MSCI North America ESG Index ETF	$1,379,537	$—
Pax EAFE MSCI ESG Index ETF	$2,496,341	$—

At June 30, 2011, the Funds had purchases and sales of investment securities as follows:

	Purchases	Sales

Pax MSCI North America ESG Index ETF	$266,317	$263,147
Pax EAFE MSCI ESG Index ETF	$169,555	$274,294

At June 30, 2011, the identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2011 were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Identified Cost	Appreciation	Depreciation	(Depreciation)

Pax MSCI North America ESG Index ETF	$3,862,819	$496,215	$57,399	$438,816
Pax EAFE MSCI ESG Index ETF	$2,479,328	$107,281	$115,206	$(7,925)

At December 31, 2010, Pax MSCI North America ESG Index ETF had capital loss carryforwards which may be used to offset any net realized gains, expiring December 31, 2018 of $36,976.

Pax World Funds Trust II

June 30, 2011 (Unaudited)

The tax character of distributions paid during the periods ended June 30, 2011 and December 31, 2010 were as follows:

	Distributions Paid in 2011		Distributions Paid in 2010
	Ordinary	Long-term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains

Pax MSCI North America ESG Index ETF	$19,065	$—	$26,492	$—
Pax EAFE MSCI ESG Index ETF	$41,988	$—	$—	$—

Tax Information The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

Pax EAFE MSCI ESG Index ETF has yet to complete its first tax reporting period. Management has analyzed the Funds’ current tax positions which will be subject to examination by the Funds’ major tax jurisdictions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended June 30, 2011, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

NOTE E—Shareholder Transactions

The Funds issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for delivery of a basket of assets (securities and/or cash), referred to as a Creation Unit, in aggregations of 50,000 shares. The Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee of $1,000 for Pax MSCI North America ESG Index ETF and $1,800 for Pax EAFE MSCI ESG Index ETF is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be $1,000 and $1,800, respectively regardless of the number of Creation Units redeemed that day.

Pax World Funds Trust II

June 30, 2011 (Unaudited)

Notes to the Financial Statements, continued

Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the standard creation/redemption transaction fee to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of Creation Units are responsible for payment of the costs of transferring securities to or from a Fund. From time to time, the Adviser may cover the cost of any transaction fees.

Retail investors may only buy and sell shares of the Fund on a national securities exchange (NYSE Arca) through a broker-dealer. Such transactions may be subject to customary brokerage commission charges. Shares can be bought and sold throughout trading day like other publicly-traded securities, trading at current market prices, which may be different from the Fund’s net asset value.

NOTE F—Approval of Investment Advisory Agreement Review Process

The Investment Company Act of 1940 (the “1940 Act”) requires that the Trustees request and evaluate, and that Pax World Management LLC (the “Adviser”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Trust’s investment advisory contract (the “Management Contract”). The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”) met telephonically and in person in May and June of 2010 for the purpose of considering the Management Contract (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Trust and its investment management and other arrangements at their regular meetings throughout the year, which will include reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser.

The Trustees met and discussed the Management Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the Management Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements and with whom they met separately from management. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

Pax World Funds Trust II

June 30, 2011 (Unaudited)

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year. The Trustees evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each fund. However, they also took into account the common interests of all the funds in their review.

Nature, Extent and Quality of Services In considering the Management Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory services provided to the Trust by the Adviser. They considered the terms of the Management Contract and received and considered information provided by management that described, among other matters:

•	the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services,

•	the investment program used by the Adviser to manage the Fund,

•	possible conflicts of interest and fall-out benefits,

•	brokerage practices,

•	the compliance function of the Adviser,

•	financial results, assets under management and other information relating to the financial resources of the Adviser, and

•	information relating to portfolio manager compensation.

The Trustees considered, among other matters, the Adviser’s general oversight of the Trust. They also took into account, to the extent they deemed relevant in light of the Fund’s index-based investment approach, information concerning the investment philosophy and investment process used by the Adviser in managing the Fund as well as the Adviser’s in-house investment and social research capabilities. They also considered various investment resources available to the Adviser.

The Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel, and provides oversight and coordination of the Fund’s third-party service providers. These services include accounting,

Pax World Funds Trust II

June 30, 2011 (Unaudited)

Notes to the Financial Statements, continued

bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Adviser’s compliance and operational functions, as well as steps taken by the Adviser to enhance compliance and operational capabilities and the resources being devoted to each. The Trustees also took into account the fact that the fee paid to the Adviser is a unified fee that includes all of the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

The Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the scope of the services provided to the Fund by the Adviser under the Management Contract was consistent with the Fund’s operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services currently required by the Fund; and that, overall, the nature, extent and quality of the services provided by the Adviser to the Trust were sufficient to warrant approval of the Management Contract.

Fund Performance Because the North America Sustainability Index ETF was launched on May 18, 2010, no performance data for the Fund was available at the contract review meetings.

Fees and Other Expenses The Trustees, including the Independent Trustees, considered the advisory fees paid by the Fund to the Adviser, as well as the Fund’s estimated total expense ratio. In connection with their review, the Trustees noted that the Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Fund and other investment companies, and considered the differences in the services provided and proposed to be provided to institutional clients and those provided to the Fund, as well as differences in the advisory fees charged and proposed to be charged to such clients and those charged to the Fund. The Trustees observed that the Fund’s advisory fees and total expenses appeared generally to be in line with those of other exchange-traded funds identified by the Adviser.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser in light of the services provided.

Pax World Funds Trust II

June 30, 2011 (Unaudited)

Costs of Services Provided and Profitability The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to the Fund, and that it is difficult to make comparisons of profitability from investment company advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and the Adviser’s capital structure and cost of capital. The Trustees concluded that, particularly in light of the small size and relatively recent launch of the Fund, they were satisfied that the Adviser’s level of profitability from its relationship with the Trust was not excessive.

Possible Fall-Out Benefits The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser from its relationships with the Trust, including reputational and other “fall out” benefits. During the course of the year, the Board of Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided in connection with trade execution for other investment companies advised by the Adviser (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Fund. The Trustees considered the receipt of these benefits in light of the Adviser’s overall profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale The Trustees, including the Independent Trustees, considered the extent to which the Adviser might realize economies of scale or other efficiencies in managing and supporting the Fund. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Fund, and not only in respect of a single Fund.

The Trustees noted that, in light of the small size and relatively recent launch of the Fund, the Fund did not yet appear to have achieved significant economies of scale. The Trustees concluded that the Fund’s overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of the Fund at current asset levels.

Conclusions Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the

Pax World Funds Trust II

June 30, 2011 (Unaudited)

Notes to the Financial Statements, continued

continuation of the Management Contract with respect to the Fund, was in the best interests of the Fund and should be approved.

NOTE G—Other

Subsequent Events Management has evaluated the possibility of subsequent events existing in the Trust’s financial statements, and has determined that there are no material events that would require disclosure in the Trust’s financial statements through this date.

Proxy Voting You may obtain a description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Fund at 888.729.3863 or on the SEC’s website at www.sec.gov. The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by telephoning ESG Shares (toll-free) at 888.729.3863 or visiting ESG Shares website at www.esgshares.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Disclosure The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in the Fund’s Form N-Qs may also be obtained by visiting ESG Shares website at www.esgshares.com or telephoning ESG Shares (toll-free) at 888.729.3863.

Item 2. Code of Ethics.
     This disclosure is not required for the Semi-annual report filing.
Item 3. Audit Committee Financial Expert.
     This disclosure is not required for the Semi-annual report filing.
Item 4. Principal Accountant Fees and Services.
     This disclosure is not required for the Semi-annual report filing.
Item 5. Audit Committee of Listed Registrants.
     This disclosure is not applicable to the Registrant.
Item 6. Schedule of Investments.
     A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11. Controls and Procedures.
     (a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.
     (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Pax World Funds Trust II

By (Signature and Title)	/s/ Joseph F. Keefe Joseph F. Keefe, President

Date August 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe Joseph F. Keefe, President (Principal Executive Officer)

Date August 24, 2011

By (Signature and Title)	/s/ Alicia K. DuBois Alicia K. DuBois, Treasurer (Principal Financial Officer)
Date August 24, 2011

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